Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	000-56582
Entity Registrant Name	Palomino Laboratories Inc.
Entity Central Index Key	0001938569
Entity Tax Identification Number	88-1619619
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	130 Castilian Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	(704)
Local Phone Number	756-2981
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false